TRANSACTIONS WITH RELATED PARTIES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Assets
Securities and derivative financial instruments	R$ 15,086	R$ 569,106
Loans and other assets	4,701,136	3,018,910
Liabilities
Customer and financial institution resources	7,005,835	5,577,770
Securities and subordinated debt securities issued	29,894,786	23,692,039
Other liabilities (4)	16,959,699	16,258,930
Revenue and expenses
Net interest income	(4,882,765)	(2,974,430)
Income from services provided	435,267	165,250
Other expenses net of other operating revenues	(2,555,975)	(2,509,312)
Shareholders Of The Parent [Member]
Assets
Securities and derivative financial instruments
Loans and other assets	11	9
Liabilities
Customer and financial institution resources	5,434,015	3,984,694
Securities and subordinated debt securities issued	28,982,300	22,980,518
Other liabilities (4)	3,171,676	2,873,187
Revenue and expenses
Net interest income	(4,477,481)	(2,955,759)
Income from services provided	132	120
Other expenses net of other operating revenues	193,150	108,791
Associates And Jointly Controlled Companies [Member]
Assets
Securities and derivative financial instruments	15,086	569,106
Loans and other assets	4,515,700	2,850,123
Liabilities
Customer and financial institution resources	1,171,315	1,135,148
Securities and subordinated debt securities issued
Other liabilities (4)	13,786,032	13,384,216
Revenue and expenses
Net interest income	(202,736)	116,185
Income from services provided	434,790	165,045
Other expenses net of other operating revenues	(2,689,489)	(2,599,747)
Key management personnel of entity or parent [member]
Assets
Securities and derivative financial instruments
Loans and other assets	185,425	168,778
Liabilities
Customer and financial institution resources	400,505	457,928
Securities and subordinated debt securities issued	912,486	711,521
Other liabilities (4)	1,991	1,527
Revenue and expenses
Net interest income	(202,548)	(134,856)
Income from services provided	345	85
Other expenses net of other operating revenues	R$ (59,636)	R$ (18,356)